Bank indebtedness (Tables)	12 Months Ended
Mar. 29, 2025
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
	(In thousands)
Maximum borrowing outstanding during the year	$77,286	$69,051
Average outstanding balance during the year	$69,747	$61,507
Weighted average interest rate for the year	7.3%	7.8%
Effective interest rate at year-end	5.5%	7.7%